Borrowings (Details) - ARS ($) $ in Millions		Jun. 30, 2018		Jun. 30, 2017		Jun. 30, 2016
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings		$ 187,462		$ 112,025
Total current borrowings		32,083		23,287
Total borrowings		219,545	[1]	135,312	[1]	$ 117,295
At Fair Value [Member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	[1]	233,300		137,327
NCN [Member]
Disclosure of detailed information about borrowings [line items]
Total borrowings		177,980		111,059
NCN [Member] | At Fair Value [Member]
Disclosure of detailed information about borrowings [line items]
Total borrowings		189,949		113,552
Bank Loans And Others [Member]
Disclosure of detailed information about borrowings [line items]
Total borrowings		36,552		15,017
Bank Loans And Others [Member] | At Fair Value [Member]
Disclosure of detailed information about borrowings [line items]
Total borrowings		37,153		14,668
Non-recourse Loans [Member]
Disclosure of detailed information about borrowings [line items]
Total borrowings				7,025
Non-recourse Loans [Member] | At Fair Value [Member]
Disclosure of detailed information about borrowings [line items]
Total borrowings				6,930
Bank Overdrafts [Member]
Disclosure of detailed information about borrowings [line items]
Total borrowings		1,122		126
Bank Overdrafts [Member] | At Fair Value [Member]
Disclosure of detailed information about borrowings [line items]
Total borrowings		1,122		126
Other Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	[2]	3,891		2,085
Other Borrowings [Member] | At Fair Value [Member]
Disclosure of detailed information about borrowings [line items]
Total borrowings	[2]	$ 5,076		$ 2,051

[1]	Includes Ps. 180,814 and Ps. 119,103 as of June 30, 2018 and 2017, respectively, corresponding to the Operations Center in Israel.
[2]	Includes financial leases for Ps.170 and Ps 132 as of June 30, 2018 and 2017.